Restructuring Charges (Schedule of Restructuring Activity) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	$ 3.9	$ 18.2	$ 17.9	$ 30.5
Initial Costs	8.4	10.7	22.8	20.6
Adjustment to Costs - Expense	(0.2)	(5.0)	(4.2)	(10.4)
Other				0.1
Foreign Currency Effect	(0.2)	(1.3)	0.4	1.6
Cash Payments	(4.0)	(18.7)	(18.7)	(24.5)
Restructuring reserve - ending balance	7.9	3.9	18.2	17.9
Total Costs Recognized to Date	96.6	124.3	128.7	114.3
Total Expected Program Costs	96.6	124.3	128.7	114.3
Fiscal 2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs	7.5
Foreign Currency Effect	(0.2)
Cash Payments	(1.8)
Restructuring reserve - ending balance	5.5
Total Costs Recognized to Date	7.3
Total Expected Program Costs	7.3
Fiscal 2016 Acquisition-related [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs	0.9
Cash Payments	0.0
Restructuring reserve - ending balance	0.9
Total Costs Recognized to Date	0.9
Total Expected Program Costs	0.9
Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	2.2
Initial Costs		10.7
Adjustment to Costs - Expense	(0.4)
Foreign Currency Effect		(0.2)
Cash Payments	(1.3)	(8.3)
Restructuring reserve - ending balance	0.5	2.2
Total Costs Recognized to Date	10.2	10.7
Total Expected Program Costs	10.2	10.7
Fiscal 2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.4	13.1
Initial Costs			22.8
Adjustment to Costs - Expense		(3.0)
Foreign Currency Effect		(0.7)
Cash Payments		(9.0)	(9.7)
Restructuring reserve - ending balance		0.4	13.1
Total Costs Recognized to Date		19.7	22.8
Total Expected Program Costs		19.7	22.8
Fiscal 2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.5	1.9	8.4
Initial Costs				19.8
Adjustment to Costs - Expense		(0.2)	(1.3)	(4.3)
Other				0.1
Foreign Currency Effect		(0.1)	0.3	0.2
Cash Payments		(1.1)	(5.5)	(7.4)
Restructuring reserve - ending balance		0.5	1.9	8.4
Total Costs Recognized to Date		14.1	14.2	15.5
Total Expected Program Costs		14.1	14.2	15.5
Fiscal 2013 Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance		0.1	0.6
Initial Costs				0.8
Adjustment to Costs - Expense				0.1
Foreign Currency Effect				(0.1)
Cash Payments		(0.1)	(0.5)	(0.2)
Restructuring reserve - ending balance			0.1	0.6
Total Costs Recognized to Date		0.8	0.8	0.9
Total Expected Program Costs		0.8	0.8	0.9
Previous Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.9	0.2	1.7	16.7
Adjustment to Costs - Expense		(0.2)	(0.5)	(6.0)
Other				(0.2)
Foreign Currency Effect				1.1
Cash Payments	(0.5)		(1.0)	(9.9)
Restructuring reserve - ending balance	0.4	0.9	0.2	1.7
Total Costs Recognized to Date	33.7	13.7	14.3	19.0
Total Expected Program Costs	33.7	13.7	14.3	19.0
Previous Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.8	2.9	7.2	13.8
Adjustment to Costs - Expense	0.2	(1.6)	(2.4)	(0.2)
Other				0.2
Foreign Currency Effect		(0.3)	0.1	0.4
Cash Payments	(0.4)	(0.2)	(2.0)	(7.0)
Restructuring reserve - ending balance	0.6	0.8	2.9	7.2
Total Costs Recognized to Date	44.5	65.3	76.6	78.9
Total Expected Program Costs	44.5	65.3	76.6	78.9
Severance [Member] | Fiscal 2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs	5.7
Foreign Currency Effect	(0.1)
Cash Payments	(1.8)
Restructuring reserve - ending balance	3.8
Total Costs Recognized to Date	5.7
Total Expected Program Costs	5.7
Severance [Member] | Fiscal 2016 Acquisition-related [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs	0.9
Restructuring reserve - ending balance	0.9
Total Costs Recognized to Date	0.9
Total Expected Program Costs	0.9
Severance [Member] | Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	2.2
Initial Costs		10.5
Adjustment to Costs - Expense	(0.4)
Foreign Currency Effect		(0.2)
Cash Payments	(1.3)	(8.1)
Restructuring reserve - ending balance	0.5	2.2
Total Costs Recognized to Date	10.2	10.5
Total Expected Program Costs	10.2	10.5
Severance [Member] | Fiscal 2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.3	12.6
Initial Costs			22.0
Adjustment to Costs - Expense		(3.0)
Foreign Currency Effect		(0.7)
Cash Payments		(8.6)	(9.4)
Restructuring reserve - ending balance		0.3	12.6
Total Costs Recognized to Date		18.9	22.0
Total Expected Program Costs		18.9	22.0
Severance [Member] | Fiscal 2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.3	1.5	7.9
Initial Costs				19.4
Adjustment to Costs - Expense		(0.2)	(1.9)	(4.6)
Foreign Currency Effect		(0.1)	0.3	0.2
Cash Payments		(0.9)	(4.8)	(7.1)
Restructuring reserve - ending balance		0.3	1.5	7.9
Total Costs Recognized to Date		12.7	12.8	14.8
Total Expected Program Costs		12.7	12.8	14.8
Severance [Member] | Fiscal 2013 Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance		0.1	0.6
Initial Costs				0.7
Adjustment to Costs - Expense				0.1
Foreign Currency Effect				(0.1)
Cash Payments		(0.1)	(0.5)	(0.1)
Restructuring reserve - ending balance			0.1	0.6
Total Costs Recognized to Date		0.8	0.8	0.8
Total Expected Program Costs		0.8	0.8	0.8
Severance [Member] | Previous Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.6	0.2	1.6	15.1
Adjustment to Costs - Expense	(0.1)	(0.2)	(0.5)	(6.2)
Foreign Currency Effect				0.7
Cash Payments	(0.2)		(0.9)	(8.0)
Restructuring reserve - ending balance	0.3	0.6	0.2	1.6
Total Costs Recognized to Date	31.4	13.7	13.9	14.4
Total Expected Program Costs	31.4	13.7	13.9	14.4
Severance [Member] | Previous Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.4	0.6	0.8	5.5
Adjustment to Costs - Expense		(0.1)	0.1	(1.0)
Foreign Currency Effect		(0.1)		0.4
Cash Payments			(0.3)	(4.1)
Restructuring reserve - ending balance	0.4	0.4	0.6	0.8
Total Costs Recognized to Date	40.5	47.6	54.7	54.6
Total Expected Program Costs	40.5	47.6	54.7	54.6
Facilities and other [Member] | Fiscal 2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs	1.8
Foreign Currency Effect	(0.1)
Restructuring reserve - ending balance	1.7
Total Costs Recognized to Date	1.6
Total Expected Program Costs	1.6
Facilities and other [Member] | Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs		0.2
Cash Payments		(0.2)
Total Costs Recognized to Date		0.2
Total Expected Program Costs		0.2
Facilities and other [Member] | Fiscal 2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.1	0.5
Initial Costs			0.8
Cash Payments		(0.4)	(0.3)
Restructuring reserve - ending balance		0.1	0.5
Total Costs Recognized to Date		0.8	0.8
Total Expected Program Costs		0.8	0.8
Facilities and other [Member] | Fiscal 2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.2	0.4	0.5
Initial Costs				0.4
Adjustment to Costs - Expense			0.6	0.3
Other				0.1
Cash Payments		(0.2)	(0.7)	(0.3)
Restructuring reserve - ending balance		0.2	0.4	0.5
Total Costs Recognized to Date		1.4	1.4	0.7
Total Expected Program Costs		1.4	1.4	0.7
Facilities and other [Member] | Fiscal 2013 Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Initial Costs				0.1
Cash Payments				(0.1)
Total Costs Recognized to Date				0.1
Total Expected Program Costs				0.1
Facilities and other [Member] | Previous Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.3		0.1	1.6
Adjustment to Costs - Expense	0.1			0.2
Other				(0.2)
Foreign Currency Effect				0.4
Cash Payments	(0.3)		(0.1)	(1.9)
Restructuring reserve - ending balance	0.1	0.3		0.1
Total Costs Recognized to Date	2.3		0.4	4.6
Total Expected Program Costs	2.3		0.4	4.6
Facilities and other [Member] | Previous Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve - beginning balance	0.4	2.3	6.4	8.3
Adjustment to Costs - Expense	0.2	(1.5)	(2.5)	0.8
Other				0.2
Foreign Currency Effect		(0.2)	0.1
Cash Payments	(0.4)	(0.2)	(1.7)	(2.9)
Restructuring reserve - ending balance	0.2	0.4	2.3	6.4
Total Costs Recognized to Date	4.0	17.7	21.9	24.3
Total Expected Program Costs	$ 4.0	$ 17.7	$ 21.9	$ 24.3